Operations of the Company	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations of the Company
1.	Operations of the Company

On May 3, 2017, the stockholders of Decolar.com, Inc., a Delaware holding company, exchanged their shares for ordinary shares of Despegar.com, Corp. to create a new British Virgin Island holding company. Following the exchange, the Company’s shareholders own shares of Despegar.com, Corp. and Decolar.com, Inc. is a wholly-owned subsidiary of Despegar.com, Corp.

Despegar.com, Corp. (formerly Decolar.com, Inc.), is an online travel agency, which provides leisure and business travelers the tools and information they need to make travel reservations with providers of travel products around the world.

Despegar.com is the leading online travel agency in Latin America and includes both the Decolar and Despegar brands. With a presence in 20 countries, Despegar’s websites and mobile apps help leisure and business travelers to book accommodations, airline tickets, packages, rental cars, cruises, destination services and travel insurance around the world. The Company operates primarily under the “Despegar.com” brand for Spanish and English speaking customers and the “Decolar.com” brand for Portuguese speaking customers. The Company also generates additional revenue through the sale of advertising on its websites.

Despegar.com provides its customers with multiple ways to save on travel-related products and multiple alternatives to pay for such products.

During September 2017, the Company successfully completed its registration process with the United States Securities and Exchange Commission and initial public offering through which 12,770,000 shares of common stock were sold to the underwriters at $ 26 per share less an underwriting discount of 5.75%. From this total, 8,663,431 shares were sold by the Company and 4,106,569 shares were sold by stockholders. The Company granted to the Underwriters an option to purchase up to 1,915,500 additional shares at the public offering price less the underwriting discount, which was exercised on September 20, 2017, for all the shares available. The net proceeds of the offering totaled $253,529 after deducting the underwriting discount and offering expenses payable by the Company.